Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson MidCap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The MidCap Fund seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the MidCap Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund's benchmark. Although market capitalizations are constantly changing, as of December 31, 2015, the Russell Midcap Index included companies with market capitalizations between $383 million and $30.43 billion. The Fund's equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

                •      Strong market positions

                •      High barriers to entry and other competitive or technological advantages

                •      High returns on equity and assets

                •      Good growth prospects

                •      Strong management

                •      Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.

Mid Cap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please see page 21 of the Prospectus for detailed information about the risks described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for the one-year, five-year, and life-of-fund periods compare to a broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for the one-year, five-year, and life-of-fund periods compare to a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	MidCap Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this period were:
Highest:	23.63%	(quarter ended 6/30/09)
Lowest:	-19.48%	(quarter ended 9/30/11)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.44%)
5 years	rr_AverageAnnualReturnYear05	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	$ 15.00
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,759
Annual Return 2009	rr_AnnualReturn2009	46.91%
Annual Return 2010	rr_AnnualReturn2010	25.59%
Annual Return 2011	rr_AnnualReturn2011	(5.17%)
Annual Return 2012	rr_AnnualReturn2012	17.51%
Annual Return 2013	rr_AnnualReturn2013	36.38%
Annual Return 2014	rr_AnnualReturn2014	10.99%
Annual Return 2015	rr_AnnualReturn2015	(9.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.48%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(9.49%)
5 years	rr_AverageAnnualReturnYear05	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(11.38%)
5 years	rr_AverageAnnualReturnYear05	6.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	(3.86%)
5 years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2017, so that the annual operating expenses of the Fund do not exceed 1.25% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.